Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	May 09, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
General and administrative expenses | $						$ 2,509,859	$ 1,233,876	$ 1,739,815
Income tax examination likelihood of unfavorable settlement				greater than 50%		greater than 50%
Number of operating segments				3
Number of Reportable Segments				3
eVTOL [Member]
Number of Vertical Lift Electric Motors in Aircraf				8
Number of horizontal propulsion electric motors in aircraft				2
Restricted Stock Units (RSUs)
Share-based compensation arrangement by share-based payment award, non-option equity instruments, granted				460,000
Share-based compensation arrangement by share-based payment award, non-option equity instruments, vested				100,000
Share-based compensation arrangement by share-based payment award, non-option equity instruments, non-vested		120,000		120,000
Restricted Stock Units (RSUs) | Maximum [Member]
Share-based compensation arrangement by share-based payment award, award vesting period				3 years
Restricted Stock Units (RSUs) | Minimum [Member]
Share-based compensation arrangement by share-based payment award, award vesting period				2 years
Software licenses
Finite lived intangible asset useful life				5 years
Public Warrants [Member]
General and administrative expenses | $						$ 1,323,915	$ 1,167,432	$ 1,710,595
Common Stock, Exercise price | $ / shares | $ / shares		$ 11.5		$ 11.5
General and Administrative Expense [Member] | Embraer S A [Member]
Allocated corporate costs (income) | $ | $		$ 613,040	$ 339,503	$ 711,624	$ 620,131
Common Stock [Member]
Stock issued during period for warrants exercised, shares		800,000
Common Stock [Member] | Strategic Warrants One [Member]
Warrants exercisable to purchase common stock		18,650,000		18,650,000
Common Stock, Exercise price | $ / shares | $ / shares		$ 0.01		$ 0.01
Stock issued during period for warrants exercised, shares	800,000
Common Stock [Member] | Strategic Warrants One [Member] | Parent Company [Member]
Common Stock, Exercise price | $ / shares | $ / shares		$ 8,000		$ 8,000
Common Stock [Member] | Strategic Warrants Two [Member]
Warrants exercisable to purchase common stock		12,000,000		12,000,000
Common Stock, Exercise price | $ / shares | $ / shares		$ 15		$ 15
Common Stock [Member] | Strategic Warrants Three [Member]
Warrants exercisable to purchase common stock		5,000,000		5,000,000
Common Stock, Exercise price | $ / shares | $ / shares		$ 11.5		$ 11.5
Common Class A [Member] | Common Stock [Member]
Stock conversion ratio				0.0001
Common Class A [Member] | Common Stock [Member] | Public Warrants [Member]
Stock conversion ratio				0.0001